United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Six months ended 04/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | FMUAX	B | FMNBX	C | FMUCX
	F | FMUFX	Institutional | FMUIX

Federated Muni and Stock Advantage Fund
Fund Established 2003

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Muni and Stock Advantage Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
The Fund's primary investment objective is to provide tax-advantaged income with a secondary objective of capital appreciation.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Tax-Exempt, Fixed Income Securities	54.6%
Equity Securities	43.9%
Cash Equivalents[2]	1.1%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100.0%
At April 30, 2019, the Fund's sector composition4 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	19.2%
Financials	15.5%
Health Care	12.6%
Consumer Discretionary	10.7%
Communication Services	9.3%
Industrials	8.5%
Energy	7.7%
Consumer Staples	6.5%
Utilities	5.6%
Materials	4.4%
TOTAL	100.0%
Semi-Annual Shareholder Report

At April 30, 2019, the Fund's sector composition5 for its tax-exempt securities was as follows:
Sector Composition	Percentage of Tax-Exempt Securities
Dedicated Tax	12.4%
Hospital	11.3%
General Obligation—State	8.5%
Toll Road	7.1%
General Obligation—State Appropriation	6.9%
Water & Sewer	6.9%
Senior Care	6.3%
Higher Education	5.8%
Pre-Refunded	4.8%
Other Municipal Utility	4.5%
Other[6]	25.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash equivalents include any investments in tax-exempt, variable rate instruments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
5	Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
6	For purposes of this table, sector classifications constitute 74.5% of the Fund's total investments in tax-exempt securities. Remaining tax-exempt security sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2019 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—43.9%
	Communication Services—4.1%
588,964	AT&T, Inc.	$18,234,325
474,043	Comcast Corp., Class A	20,635,092
288,997	Lions Gate Entertainment Corp.	3,930,359
165,413	News Corp., Inc.	2,054,429
53,191	Nippon Telegraph & Telephone Corp.	2,208,489
87,856	Sinclair Broadcast Group, Inc.	4,022,926
237,356	Verizon Communications, Inc.	13,574,390
	TOTAL	64,660,010
	Consumer Discretionary—4.7%
63,568	Carnival Corp.	3,487,340
26,354	Columbia Sportswear Co.	2,634,609
155,972	D. R. Horton, Inc.	6,911,119
140,085	Designer Brands, Inc., Class A	3,116,891
212,662	eBay, Inc.	8,240,653
50,018	Foot Locker, Inc.	2,861,530
15,081	Home Depot, Inc.	3,072,000
207,900	Isuzu Motors Ltd.	2,964,231
68,206	McDonald's Corp.	13,475,459
31,066	Royal Caribbean Cruises Ltd.	3,757,122
123,600	Suzuki Motor Corp.	5,606,206
80,458	Tapestry, Inc.	2,596,380
64,744	TJX Cos., Inc.	3,553,151
47,401	Toyota Motor Credit Corp., ADR	5,858,764
38,758	Tractor Supply Co.	4,011,453
25,338	Yum! Brands, Inc.	2,645,034
	TOTAL	74,791,942
	Consumer Staples—2.9%
80,058	British American Tobacco PLC	3,140,203
144,972	Coty, Inc. - CL A	1,568,597
21,657	Kimberly-Clark Corp.	2,780,326
175,423	Kroger Co.	4,522,405
25,893	Medifast, Inc.	3,798,244
46,903	Mondelez International, Inc.	2,385,018
33,007	Nu Skin Enterprises, Inc., Class A	1,679,066
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Consumer Staples—continued
114,481	Philip Morris International, Inc.	$9,909,475
94,478	Walgreens Boots Alliance, Inc.	5,061,187
104,130	WalMart Inc.	10,708,729
	TOTAL	45,553,250
	Energy—3.4%
23,676	Chevron Corp.	2,842,541
43,155	Cimarex Energy Co.	2,963,022
86,167	ConocoPhillips	5,438,861
104,990	Devon Energy Corp.	3,374,379
117,476	Equinor ASA, ADR	2,606,792
53,054	Exxon Mobil Corp.	4,259,175
79,599	Hess Corp.	5,103,888
57,520	HollyFrontier Corp.	2,745,430
191,889	Marathon Oil Corp.	3,269,788
37,845	Marathon Petroleum Corp.	2,303,625
93,043	Patterson-UTI Energy, Inc.	1,264,454
88,346	PBF Energy, Inc.	2,966,659
25,182	Phillips 66	2,373,907
155,773	Repsol SA, ADR	2,649,699
62,515	Royal Dutch Shell PLC, ADR, Class A	3,971,578
127,876	RPC, Inc.	1,315,844
48,050	Valero Energy Corp.	4,356,213
	TOTAL	53,805,855
	Financials—6.8%
61,722	Aflac, Inc.	3,109,554
48,216	Allstate Corp.	4,776,277
51,509	Artisan Partners Asset Management, Inc.	1,459,765
277,764	Aviva PLC	1,557,622
549,523	Bank of America Corp.	16,804,413
35,661	Capital One Financial Corp.	3,310,411
98,916	Citigroup, Inc.	6,993,361
59,245	Comerica, Inc.	4,656,064
38,700	Discover Financial Services	3,153,663
27,317	East West Bancorp, Inc.	1,406,279
21,604	Evercore, Inc., Class A	2,104,878
12,553	Goldman Sachs Group, Inc.	2,584,914
76,486	Hartford Financial Services Group, Inc.	4,000,983
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Financials—continued
309,826	Huntington Bancshares, Inc.	$4,312,778
156,936	JPMorgan Chase & Co.	18,212,423
50,203	Kemper Corp.	4,512,246
46,657	LPL Investment Holdings, Inc.	3,456,817
112,821	Morgan Stanley	5,443,613
108,323	Navient Corp.	1,463,444
36,111	PacWest Bancorp	1,428,190
30,772	Popular, Inc.	1,775,852
35,583	Raymond James Financial, Inc.	3,258,335
66,691	Virtual Financial, Inc.	1,639,265
105,225	Wells Fargo & Co.	5,093,942
29,287	Zions Bancorporation, N.A.	1,444,728
	TOTAL	107,959,817
	Health Care—5.5%
41,637	AbbVie, Inc.	3,305,561
38,767	Allergan PLC	5,698,749
42,160	AmerisourceBergen Corp.	3,151,882
10,527	Amgen, Inc.	1,887,702
24,277	Anthem, Inc.	6,385,579
106,953	Bristol-Myers Squibb Co.	4,965,828
83,603	Cardinal Health, Inc.	4,072,302
23,600	Eisai Co. Ltd.	1,375,775
54,004	Encompass Health Corp.	3,480,558
64,379	Gilead Sciences, Inc.	4,187,210
24,702	HCA Healthcare, Inc.	3,142,835
132,938	Johnson & Johnson	18,770,846
35,238	McKesson Corp.	4,202,131
30,936	Medtronic PLC	2,747,426
163,074	Merck & Co., Inc.	12,835,555
73,007	Patterson Cos., Inc.	1,594,473
34,425	Perrigo Co.	1,649,646
79,354	Pfizer, Inc.	3,222,566
	TOTAL	86,676,624
	Industrials—3.7%
540,325	ADT, Inc.	3,560,742
48,634	Caterpillar, Inc.	6,780,552
16,404	Cummins, Inc.	2,727,821
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—continued
23,822	Deere & Co.	$3,945,638
104,876	Delta Air Lines, Inc.	6,113,222
25,603	Expeditors International Washington, Inc.	2,033,390
42,984	Fluor Corp.	1,707,754
18,826	Forward Air Corp.	1,192,062
315,616	GrafTech International Ltd.	3,613,803
59,044	Healthcare Services Group, Inc.	1,998,640
12,178	Honeywell International, Inc.	2,114,466
106,861	International Consolidated Airlines Group SA, ADR	1,520,632
18,211	Lockheed Martin Corp.	6,070,273
42,550	Raytheon Co.	7,556,455
17,776	Rockwell Automation, Inc.	3,212,301
33,611	Simpson Manufacturing Co., Inc.	2,140,349
50,845	Southwest Airlines Co.	2,757,324
	TOTAL	59,045,424
	Information Technology—8.4%
112,700	Advantest Corp.	3,198,051
24,611	Analog Devices, Inc.	2,860,783
88,625	Apple, Inc.	17,784,379
83,595	Applied Materials, Inc.	3,684,032
28,254	Broadcom, Inc.	8,996,074
269,864	Cisco Systems, Inc.	15,098,891
194,004	DXC Technology Co.	12,753,823
27,412	Fidelity National Information Services, Inc.	3,177,873
24,301	IBM Corp.	3,408,701
267,229	Intel Corp.	13,639,368
30,347	KLA-Tencor Corp.	3,868,635
125,631	Microsoft Corp.	16,407,408
35,343	NXP Semiconductors NV	3,732,928
246,978	Oracle Corp.	13,665,293
64,063	Qualcomm, Inc.	5,517,746
251,000	Ricoh Co. Ltd.	2,522,565
29,798	Texas Instruments, Inc.	3,511,098
	TOTAL	133,827,648
	Materials—1.9%
32,794	Albemarle Corp.	2,461,518
185,945	Anglo American PLC, ADR	2,426,582
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Materials—continued
123,353	CF Industries Holdings, Inc.	$5,523,747
36,451	Dow, Inc	2,067,865
109,354	DowDuPont, Inc.	4,204,661
211,447	Freeport-McMoRan, Inc.	2,602,913
42,886	Nucor Corp.	2,447,504
110,794	Owens-Illinois, Inc.	2,189,289
58,487	Southern Copper Corp.	2,247,071
91,774	UPM - Kymmene Oyj	2,590,610
27,254	Westlake Chemical Corp.	1,900,967
	TOTAL	30,662,727
	Utilities—2.5%
37,414	American Electric Power Co., Inc.	3,200,768
18,407	American Water Works Co., Inc.	1,991,453
28,735	Consolidated Edison Co.	2,475,808
41,282	Dominion Energy, Inc.	3,214,629
44,834	Duke Energy Corp.	4,085,274
24,097	Edison International	1,536,666
62,005	Exelon Corp.	3,159,155
25,861	NextEra Energy, Inc.	5,028,413
19,141	NRG Energy, Inc.	788,035
52,636	PPL Corp.	1,642,770
36,371	Public Service Enterprises Group, Inc.	2,169,530
18,816	Sempra Energy	2,407,507
60,093	Southern Co.	3,198,149
26,774	UGI Corp.	1,459,451
48,690	Xcel Energy, Inc.	2,750,985
	TOTAL	39,108,593
	TOTAL COMMON STOCKS (IDENTIFIED COST $618,232,375)	696,091,890
	MUNICIPAL BONDS—54.6%
	Alabama—1.2%
$2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.000%), (United States Treasury PRF 10/1/2020@100), 5.750%, 10/1/2030	2,116,700
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), (Original Issue Yield: 6.250%), (United States Treasury PRF 10/1/2020@100), 6.000%, 10/1/2040	743,281
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Alabama—continued
$7,265,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	$7,566,425
2,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,158,620
5,065,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	5,470,301
985,000	[1]	Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	1,055,191
		TOTAL	19,110,518
		Arizona—0.6%
1,225,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,359,529
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,617,745
665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	709,449
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,234,270
810,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	887,647
		TOTAL	8,808,640
		California—4.9%
2,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1) FRNs, 3.200% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2023	2,028,660
7,500,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 3.550% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	7,826,325
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,246,000
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	8,630,640
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	546,785
1,500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,626,180
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,238,773
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.000%, 11/1/2039	$1,135,850
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	4,215,944
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,261,580
1,800,000		California State, Various Purpose GO Refunding Bonds, 5.000%, 4/1/2033	2,240,712
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 2/1/2038	2,691,675
1,125,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,205,246
2,000,000		California Statewide Communities Development Authority (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 8/15/2031	2,157,280
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,354,059
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 9/1/2032	563,425
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), 5.750%, 1/15/2046	3,450,090
5,500,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.000%, 6/1/2040	6,198,610
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	2,169,867
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009B), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	1,473,710
4,670,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	6,882,226
230,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), (United States Treasury PRF 5/1/2019@100), 6.000%, 5/1/2039	230,000
2,770,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 5/1/2039	2,770,000
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), (Original Issue Yield: 5.050%), 5.000%, 3/1/2031	2,109,880
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 5/15/2032	2,801,475
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	$1,001,220
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,196,977
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,905,772
		TOTAL	77,158,961
		Colorado—1.7%
1,000,000		Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,030,020
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	1,021,880
1,500,000	[1]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,591,785
1,250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,358,588
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	267,450
3,750,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	4,097,662
600,000		Colorado Health Facilities Authority (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), (United States Treasury PRF 11/15/2020@100), 6.000%, 11/15/2030	638,856
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,837,085
500,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.250%, 5/15/2037	555,645
2,475,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,734,529
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), (Original Issue Yield: 5.400%), 5.375%, 9/1/2026	2,917,208
5,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,664,650
		TOTAL	27,715,358
		Connecticut—0.2%
3,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,517,980
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Delaware—0.3%
$2,000,000		Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	$2,231,960
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.000%, 11/1/2022	2,229,160
		TOTAL	4,461,120
		District of Columbia—0.6%
525,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	615,825
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/1/2019	2,039,120
1,435,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,558,625
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	1,045,610
500,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	528,440
2,750,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2029	3,486,533
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), (Original Issue Yield: 5.200%), (United States Treasury PRF 7/1/2019@100), 5.125%, 7/1/2032	1,005,850
		TOTAL	10,280,003
		Florida—1.9%
4,300,000	[1]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	4,314,663
4,735,000		Florida State Board of Education (Florida State), General Obligation Refunding Bonds (Series 2016C), 5.000%, 6/1/2025	5,633,561
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,598,254
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,823,792
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2027	2,191,160
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2028	1,094,940
5,215,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.000%, 7/1/2042	5,638,928
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2023	4,561,840
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,500,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	$1,782,990
335,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	375,401
1,045,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 5/1/2037	1,046,191
	TOTAL	30,061,720
	Georgia—1.8%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2033	1,122,420
2,000,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.100%), 6.750%, 1/1/2035	2,056,800
1,940,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), (Original Issue Yield: 7.250%), 7.000%, 1/1/2040	2,008,889
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), (Original Issue Yield: 6.350%), (United States Treasury PRF 11/1/2019@100), 6.250%, 11/1/2034	3,069,270
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,845,760
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	3,034,400
1,500,000	DeKalb Private Hospital Authority, GA (Children's Healthcare of Atlanta, Inc.), Revenue Anticipation Certificates (Series 2009), 5.000%, 11/15/2024	1,526,775
4,000,000	Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,400,840
1,230,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2031	1,329,716
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,678,250
	TOTAL	28,073,120
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 7/1/2039	1,261,825
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.875%), 7.750%, 10/1/2034	2,215,980
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Idaho—continued
$2,020,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	$2,266,238
	TOTAL	4,482,218
	Illinois—5.1%
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	655,031
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.000%, 12/1/2036	1,334,738
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	2,205,640
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,209,340
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	345,101
2,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,339,520
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), (United States Treasury PRF 1/1/2021@100), 5.750%, 1/1/2039	983,048
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), (Original Issue Yield: 5.940%), 5.750%, 1/1/2039	84,875
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,173,320
4,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	4,474,040
1,875,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2024	2,139,712
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2019A), 5.000%, 1/1/2044	1,325,638
5,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	5,734,300
415,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,793
2,070,000	Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), (Original Issue Yield: 8.125%), (United States Treasury PRF 5/15/2020@100), 8.000%, 5/15/2046	2,201,134
5,755,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	5,769,848
1,500,000	Illinois Finance Authority (Depaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,704,840
4,000,000	Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.000%, 6/15/2025	4,210,560
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	$2,224,020
1,500,000	Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,559,460
1,445,000	Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2026	1,585,743
5,200,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	5,723,224
2,000,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,210,640
1,500,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,594,005
2,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.250%, 5/1/2022	2,143,400
4,000,000	Illinois State, UT GO Bonds (Series 2018B), 5.000%, 5/1/2028	4,423,880
2,950,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	3,119,566
775,000	Illinois State, UT GO Refunding Bonds (Series February 2010), 5.000%, 1/1/2024	784,974
2,610,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2024	2,761,276
610,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), (United States Treasury PRF 6/15/2020@100), 5.500%, 6/15/2050	635,858
1,890,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 6/15/2050	1,921,582
4,400,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.000%, 6/15/2057	4,708,000
2,200,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), (Original Issue Yield: 6.100%), (United States Treasury PRF 6/1/2021@100), 6.000%, 6/1/2028	2,394,436
3,750,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,122,937
	TOTAL	81,219,479
	Indiana—0.9%
2,750,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	3,149,135
1,250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,455,888
765,000	Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	877,455
1,415,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,562,471
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$4,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	$4,518,800
2,500,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	2,634,775
		TOTAL	14,198,524
		Iowa—0.8%
591,412		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.700%, 11/15/2046	631,853
122,289	[3]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 5/15/2056	1,529
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.250%, 12/1/2050	2,636,308
840,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	883,285
1,740,000		Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2018A), 5.000%, 5/15/2043	1,851,482
2,000,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.700%), 5.375%, 6/1/2038	1,975,540
2,500,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), (Original Issue Yield: 5.780%), 5.500%, 6/1/2042	2,468,625
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2028	1,152,340
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.000%, 12/1/2036	1,110,800
		TOTAL	12,711,762
		Kansas—0.3%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	5,546,650
		Kentucky—0.6%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	2,050,000
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 6.125%), 6.000%, 7/1/2053	2,192,060
3,260,000		Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	3,587,695
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kentucky—continued
$885,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/1/2035	$942,702
	TOTAL	8,772,457
	Louisiana—0.9%
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2030	1,110,740
4,235,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 7/1/2036	4,670,019
2,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	2,201,040
6,175,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	6,442,254
	TOTAL	14,424,053
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), 6.750%, 7/1/2041	972,288
	Maryland—0.6%
6,000,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	7,303,680
925,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Revenue Bonds (Series B), (Original Issue Yield: 5.875%), (United States Treasury PRF 6/1/2020@100), 5.750%, 6/1/2035	965,848
270,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	316,451
550,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	633,820
600,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	639,030
	TOTAL	9,858,829
	Massachusetts—1.7%
6,500,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	8,797,685
5,000,000	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,705,350
3,195,000	Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/1/2025	3,337,976
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	$5,777,900
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,342,445
		TOTAL	26,961,356
		Michigan—1.0%
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,832,300
1,150,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,282,503
4,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,334,000
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,079,470
1,500,000		Saginaw, MI Hospital Finance Authority (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), (Original Issue Yield: 5.070%), 5.000%, 7/1/2030	1,548,765
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.000%, 12/1/2047	1,157,250
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,963,007
		TOTAL	15,197,295
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,057,660
8,000,000		Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	9,554,560
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.000%, 1/1/2040	670,206
		TOTAL	11,282,426
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 4/1/2022	7,315,770
		Missouri—0.5%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	4,140,000
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,723,800
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	$1,450,450
		TOTAL	8,314,250
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2032	3,246,150
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,249,150
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,768,150
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2037	2,142,040
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2038	1,070,460
		TOTAL	13,475,950
		Nevada—0.2%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 7/1/2035	3,367,950
		New Hampshire—0.1%
1,000,000	[1]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,065,610
		New Jersey—2.2%
1,315,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,427,156
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,107,250
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2042	3,251,730
2,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 6/15/2020	2,064,400
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,133,540
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2010D), 5.000%, 12/15/2023	3,362,730
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 6/15/2035	$1,284,696
3,705,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), (Original Issue Yield: 5.050%), 5.000%, 6/15/2042	3,832,860
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2033	2,266,800
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,561,960
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	5,593,693
5,300,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	5,527,688
		TOTAL	35,414,503
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,503,403
		New York—5.8%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), (Original Issue Yield: 6.476%), (United States Treasury PRF 1/15/2020@100), 6.375%, 7/15/2043	2,068,420
2,000,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 5/1/2020	2,070,240
2,555,000		Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), (Original Issue Yield: 5.080%), 5.000%, 1/1/2056	2,692,740
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), (United States Treasury PRF 2/15/2021@100), 5.750%, 2/15/2047	1,793,663
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	1,099,680
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,596,071
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,135,820
4,000,000	[2]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006) FRNs, (FGIC INS), 2.340% (US CPI Urban Consumers YoY NSA +0.820%), 3/1/2021	4,029,320
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.000%, 6/15/2027	$2,380,340
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.000%, 6/15/2036	3,413,790
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1)), 5.000%, 8/1/2036	2,394,651
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	9,450,080
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,689,825
2,500,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,740,275
7,500,000		New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2018A), 5.000%, 10/1/2048	10,722,000
1,500,000		New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2033	1,876,875
3,250,000		New York State Dormitory Authority (New York University), Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	3,914,430
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	8,688,370
1,250,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.000%, 1/1/2037	1,342,475
5,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	6,162,500
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 2/15/2020	2,057,660
5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series ), 5.000%, 10/15/2041	6,181,238
3,000,000		TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,667,560
3,590,000	[2]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 2.376% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	3,614,161
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2024	1,699,770
		TOTAL	91,481,954
		North Carolina—0.9%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,462,387
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$5,000,000	Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	$5,346,300
1,125,000	North Carolina Medical Care Commission (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2035	1,180,350
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,754,475
4,000,000	North Carolina Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	4,432,880
	TOTAL	14,176,392
	Ohio—2.5%
2,750,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.250%, 2/15/2033	2,979,240
4,400,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), (Original Issue Yield: 6.070%), 5.875%, 6/1/2047	4,169,000
3,680,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 6/1/2047	3,661,858
3,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,231,570
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,042,480
2,335,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 1/1/2038	2,557,946
1,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,107,340
2,060,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,206,075
1,430,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,725,166
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,261,957
3,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,354,060
3,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), 5.000%, 2/15/2048	3,803,555
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	$1,341,960
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	5,960,800
400,000		Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	441,000
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.000%, 6/1/2039	1,664,820
		TOTAL	40,508,827
		Oklahoma—0.4%
875,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	1,006,906
3,000,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	3,440,700
1,000,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), (Original Issue Yield: 7.500%), (United States Treasury PRF 5/1/2020@100), 7.250%, 11/1/2045	1,053,620
1,250,000		Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,406,913
		TOTAL	6,908,139
		Oregon—0.4%
5,000,000		Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	5,996,350
100,000		Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.000%, 11/15/2036	107,511
		TOTAL	6,103,861
		Pennsylvania—2.1%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	4,967,117
2,000,000	[2]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, (Original Issue Yield: 1.710%), 3.800% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	2,027,000
1,000,000		Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,177,910
1,355,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,456,476
1,000,000		Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,181,120
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	$5,805,900
1,360,000		Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,566,502
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,552,550
2,250,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,597,355
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	1,187,390
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,255,200
2,140,000	[2]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 3.570% (SIFMA 7-day +1.270%), 12/1/2020	2,159,174
475,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	475,504
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), (Original Issue Yield: 5.875%), 5.625%, 7/1/2042	1,193,816
465,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2027	517,894
		TOTAL	34,120,908
		Puerto Rico—0.4%
3,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	2,956,680
3,750,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 4.565%), 4.500%, 7/1/2034	3,804,225
		TOTAL	6,760,905
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,615,965
		South Carolina—0.4%
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	7,091,625
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Dakota—0.1%
$1,000,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	$1,111,810
	Tennessee—1.4%
6,105,000	Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	6,293,583
5,000,000	Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	6,169,350
6,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.000%, 11/15/2047	6,407,820
1,280,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,422,925
2,000,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/1/2029	2,208,320
	TOTAL	22,501,998
	Texas—4.6%
2,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), (Original Issue Yield: 6.300%), (United States Treasury PRF 1/1/2021@100), 6.250%, 1/1/2046	2,146,560
1,080,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	1,226,578
500,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	526,230
3,000,000	Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,271,920
3,000,000	Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,369,360
1,000,000	Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.000%, 10/1/2031	1,125,930
5,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/1/2035	5,211,750
750,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	810,690
5,000,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.250%, 10/1/2051	5,571,050
2,000,000	Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,133,500
2,000,000	Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,248,160
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[2]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 3.200% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	$5,012,100
265,000		Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2011A), (United States Treasury PRF 5/15/2021@100), 6.875%, 5/15/2041	291,654
1,650,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2031	1,848,660
315,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	356,671
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	344,009
900,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	942,534
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	661,206
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	1,022,705
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), (Original Issue Yield: 5.120%), 5.000%, 1/1/2038	1,742,422
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2030	1,761,420
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,361,200
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	959,615
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,519,630
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	898,635
3,445,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	3,739,892
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	1,185,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	$2,525,550
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.000%, 11/15/2040	975,510
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,556,458
3,870,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.000%, 8/15/2041	4,146,202
720,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	814,133
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,493,350
		TOTAL	72,800,284
		Virginia—1.0%
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	9,127,491
5,000,000		Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	6,080,500
		TOTAL	15,207,991
		Washington—2.4%
2,750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax Improvement & Refunding Bonds (Series 2015S-1) (Green Bonds), 5.000%, 11/1/2029	3,252,095
3,415,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2017C), 4.000%, 9/1/2040	3,663,851
3,465,000		Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	3,883,468
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	633,708
8,500,000		Washington State Convention Center Public Facilities District, Revenue Bonds (Series 2018), 5.000%, 7/1/2058	9,620,555
1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,643,340
1,755,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2036	1,896,243
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$2,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	$2,273,520
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	8,389,290
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,174,323
		TOTAL	37,430,393
		Wisconsin—1.0%
2,275,000	[1]	Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	2,404,698
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,793,906
4,235,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), (Original Issue Yield: 5.950%), (United States Treasury PRF 5/1/2019@100), 5.750%, 5/1/2033	4,235,000
430,000		Wisconsin State General Fund Appropriation (Wisconsin State), Revenue Bonds (Series 2009A), (Original Issue Yield: 5.950%), (United States Treasury PRF 5/1/2019@100), 5.750%, 5/1/2033	430,000
6,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	6,565,680
		TOTAL	16,429,284
		Wyoming—0.1%
1,250,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 5/1/2037	1,316,425
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $830,086,883)	866,100,779
	[2]	SHORT-TERM MUNICIPALS—1.1%
		Alabama—0.4%
6,300,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.310%, 5/1/2019	6,300,000
		Michigan—0.2%
2,500,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 2.300%, 5/1/2019	2,500,000
900,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 2.310%, 5/1/2019	900,000
		TOTAL	3,400,000
		New York—0.0%
300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 2.310%, 5/1/2019	300,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Ohio—0.3%
$3,050,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs, (MUFG Union Bank, N.A. LOC), 2.300%, 5/1/2019	$3,050,000
1,300,000		Cleveland-Cuyahoga County, OH Port Authority (Carnegie/89th Garage and Service Center LLC), Revenue Bonds (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.260%, 5/2/2019	1,300,000
750,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 2.270%, 5/2/2019	750,000
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 2.280%, 5/1/2019	100,000
		TOTAL	5,200,000
		Pennsylvania—0.1%
1,100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.290%, 5/1/2019	1,100,000
		Texas—0.1%
300,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 2.300%, 5/1/2019	300,000
1,000,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-2) Daily VRDNs, 2.300%, 5/1/2019	1,000,000
		TOTAL	1,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $17,600,000)	17,600,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,465,919,258)[4]	1,579,792,669
		OTHER ASSETS AND LIABILITIES-NET—0.4%[5]	7,130,918
		TOTAL NET ASSETS—100%	$1,586,923,587
At April 30, 2019, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2019, these restricted securities amounted to $28,401,308, which represented 1.8% of total net assets.
2	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	The cost of investments for federal tax purposes amounts to $1,465,797,586.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$627,168,406	$—	$—	$627,168,406
International	43,759,732	25,163,752	—	68,923,484
Debt Securities:
Municipal Bonds	—	866,100,779	—	866,100,779
Short-Term Municipals	—	17,600,000	—	17,600,000
TOTAL SECURITIES	$670,928,138	$908,864,531	$—	$1,579,792,669
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CPI	—Consumer Price Index
EDA	—Economic Development Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.08	$13.36	$12.41	$12.25	$12.76	$12.17
Income From Investment Operations:
Net investment income	0.15	0.29	0.29	0.32	0.38	0.45
Net realized and unrealized gain (loss)	0.46	(0.28)	0.95	0.16	(0.52)	0.59
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.01	1.24	0.48	(0.14)	1.04
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.29)	(0.32)	(0.37)	(0.45)
Distributions from net realized gain	(0.66)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.82)	(0.29)	(0.29)	(0.32)	(0.37)	(0.45)
Net Asset Value, End of Period	$12.87	$13.08	$13.36	$12.41	$12.25	$12.76
Total Return[1]	4.94%	0.04%	10.13%	4.02%	(1.13)%	8.66%
Ratios to Average Net Assets:
Net expenses	1.00%[2,3]	1.00%[3]	1.00%	1.00%	1.00%	1.00%
Net investment income	2.35%[2]	2.19%	2.28%	2.65%	3.02%	3.59%
Expense waiver/reimbursement[4]	0.08%[2]	0.07%	0.07%	0.07%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$617,366	$638,891	$625,239	$638,593	$598,118	$531,112
Portfolio turnover	34%	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the six months ended April 30, 2019 and year ended October 31, 2018, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.07	$13.35	$12.40	$12.24	$12.75	$12.17
Income From Investment Operations:
Net investment income	0.10	0.21	0.21	0.23	0.29	0.37
Net realized and unrealized gain (loss)	0.46	(0.30)	0.94	0.16	(0.53)	0.56
TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.09)	1.15	0.39	(0.24)	0.93
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.20)	(0.23)	(0.27)	(0.35)
Distributions from net realized gain	(0.66)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.77)	(0.19)	(0.20)	(0.23)	(0.27)	(0.35)
Net Asset Value, End of Period	$12.86	$13.07	$13.35	$12.40	$12.24	$12.75
Total Return[1]	4.55%	(0.71)%	9.31%	3.25%	(1.87)%	7.77%
Ratios to Average Net Assets:
Net expenses	1.75%[2,3]	1.75%[3]	1.75%	1.75%	1.75%	1.75%
Net investment income	1.60%[2]	1.45%	1.53%	1.91%	2.33%	2.90%
Expense waiver/reimbursement[4]	0.08%[2]	0.07%	0.07%	0.07%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,903	$19,816	$24,661	$25,682	$23,398	$25,837
Portfolio turnover	34%	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75% and 1.75% for the six months ended April 30, 2019 and year ended October 31, 2018, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.07	$13.35	$12.40	$12.24	$12.75	$12.16
Income From Investment Operations:
Net investment income	0.10	0.20	0.20	0.23	0.28	0.35
Net realized and unrealized gain (loss)	0.45	(0.29)	0.95	0.16	(0.52)	0.59
TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.09)	1.15	0.39	(0.24)	0.94
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.20)	(0.23)	(0.27)	(0.35)
Distributions from net realized gain	(0.66)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.77)	(0.19)	(0.20)	(0.23)	(0.27)	(0.35)
Net Asset Value, End of Period	$12.85	$13.07	$13.35	$12.40	$12.24	$12.75
Total Return[1]	4.47%	(0.71)%	9.31%	3.25%	(1.87)%	7.87%
Ratios to Average Net Assets:
Net expenses	1.75%[2,3]	1.75%[3]	1.75%	1.75%	1.75%	1.75%
Net investment income	1.60%[2]	1.45%	1.53%	1.89%	2.23%	2.82%
Expense waiver/reimbursement[4]	0.08%[2]	0.07%	0.07%	0.07%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$279,494	$299,803	$344,327	$334,633	$291,624	$222,121
Portfolio turnover	34%	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.75% and 1.75% for the six months ended April 30, 2019 and year ended October 31, 2018, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.08	$13.36	$12.41	$12.25	$12.76	$12.17
Income From Investment Operations:
Net investment income	0.15	0.30	0.29	0.32	0.38	0.46
Net realized and unrealized gain (loss)	0.46	(0.29)	0.95	0.16	(0.52)	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.01	1.24	0.48	(0.14)	1.04
Less Distributions:
Distributions from net investment income	(0.16)	(0.29)	(0.29)	(0.32)	(0.37)	(0.45)
Distributions from net realized gain	(0.66)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.82)	(0.29)	(0.29)	(0.32)	(0.37)	(0.45)
Net Asset Value, End of Period	$12.87	$13.08	$13.36	$12.41	$12.25	$12.76
Total Return[1]	4.94%	0.04%	10.13%	4.02%	(1.13)%	8.66%
Ratios to Average Net Assets:
Net expenses	1.00%[2,3]	1.00%[3]	1.00%	1.00%	1.00%	1.00%
Net investment income	2.34%[2]	2.19%	2.28%	2.63%	2.98%	3.55%
Expense waiver/reimbursement[4]	0.08%[2]	0.07%	0.07%	0.07%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,485	$252,291	$234,840	$199,009	$169,620	$124,420
Portfolio turnover	34%	87%	71%	55%	35%	18%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the six months ended April 30, 2019 and year ended October 31, 2018, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.08	$13.36	$12.41	$12.25	$12.75	$12.17
Income From Investment Operations:
Net investment income	0.17	0.33	0.32	0.36	0.41	0.48
Net realized and unrealized gain (loss)	0.45	(0.28)	0.95	0.16	(0.51)	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.05	1.27	0.52	(0.10)	1.06
Less Distributions:
Distributions from net investment income	(0.18)	(0.33)	(0.32)	(0.36)	(0.40)	(0.48)
Distributions from net realized gain	(0.66)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.84)	(0.33)	(0.32)	(0.36)	(0.40)	(0.48)
Net Asset Value, End of Period	$12.86	$13.08	$13.36	$12.41	$12.25	$12.75
Total Return[1]	4.99%	0.29%	10.40%	4.28%	(0.81)%	8.84%
Ratios to Average Net Assets:
Net expenses	0.75%[2,3]	0.75%[3]	0.75%	0.75%	0.75%	0.75%
Net investment income	2.60%[2]	2.44%	2.53%	2.83%	3.26%	3.70%
Expense waiver/reimbursement[4]	0.08%[2]	0.07%	0.07%	0.07%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$416,676	$430,621	$356,049	$235,124	$142,969	$121,897
Portfolio turnover	34%	87%	71%	55%	35%	18%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.75% and 0.75% for the six months ended April 30, 2019 and year ended October 31, 2018, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value (identified cost $1,465,919,258)		$1,579,792,669
Cash		26,250
Income receivable		13,961,623
Receivable for shares sold		1,485,081
Receivable for investments sold		40,000
TOTAL ASSETS		1,595,305,623
Liabilities:
Payable for investments purchased	$3,949,180
Payable for shares redeemed	3,588,765
Payable for other service fees (Notes 2 and 5)	356,172
Payable for distribution services fee (Note 5)	183,930
Payable for investment adviser fee (Note 5)	24,878
Payable for Directors'/Trustees' fees (Note 5)	1,250
Accrued expenses (Note 5)	277,861
TOTAL LIABILITIES		8,382,036
Net assets for 123,368,954 shares outstanding		$1,586,923,587
Net Assets Consists of:
Paid-in capital		$1,500,899,981
Total distributable earnings (loss)		86,023,606
TOTAL NET ASSETS		$1,586,923,587
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($617,365,863 ÷ 47,981,307 shares outstanding), no par value, unlimited shares authorized	$12.87
Offering price per share (100/94.50 of $12.87)	$13.62
Redemption proceeds per share	$12.87
Class B Shares:
Net asset value per share ($17,903,419 ÷ 1,392,178 shares outstanding), no par value, unlimited shares authorized	$12.86
Offering price per share	$12.86
Redemption proceeds per share (94.50/100 of $12.86)	$12.15
Class C Shares:
Net asset value per share ($279,493,927 ÷ 21,744,410 shares outstanding), no par value, unlimited shares authorized	$12.85
Offering price per share	$12.85
Redemption proceeds per share (99.00/100 of $12.85)	$12.72
Class F Shares:
Net asset value per share ($255,484,821 ÷ 19,857,324 shares outstanding), no par value, unlimited shares authorized	$12.87
Offering price per share (100/99.00 of $12.87)	$13.00
Redemption proceeds per share (99.00/100 of $12.87)	$12.74
Institutional Shares:
Net asset value per share ($416,675,557 ÷ 32,393,735 shares outstanding), no par value, unlimited shares authorized	$12.86
Offering price per share	$12.86
Redemption proceeds per share	$12.86
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$16,067,251
Dividends (net of foreign tax withheld of $127,046)			9,913,916
TOTAL INCOME			25,981,167
Expenses:
Investment adviser fee (Note 5)		$5,040,153
Administrative fee (Note 5)		618,766
Custodian fees		27,649
Transfer agent fees		526,948
Directors'/Trustees' fees (Note 5)		5,679
Auditing fees		15,561
Legal fees		7,164
Distribution services fee (Note 5)		1,125,863
Other service fees (Notes 2 and 5)		1,438,054
Portfolio accounting fees		126,615
Share registration costs		59,488
Printing and postage		31,337
Miscellaneous (Note 5)		18,549
TOTAL EXPENSES		9,041,826
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	$(623,693)
Reduction of custodian fees (Note 6)	(3,489)
TOTAL WAIVER AND REDUCTION		(627,182)
Net expenses			8,414,644
Net investment income			17,566,523
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(25,849,164)
Net realized loss on futures contracts			(1,774,003)
Net realized gain on written options			15,190
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			82,212,499
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions			54,604,522
Change in net assets resulting from operations			$72,171,045
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,566,523	$34,647,922
Net realized gain (loss)	(27,607,977)	80,739,530
Net change in unrealized appreciation/depreciation	82,212,499	(118,053,301)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,171,045	(2,665,849)
Distributions to Shareholders:
Class A Shares	(39,091,567)	(13,834,662)
Class B Shares	(1,141,217)	(324,939)
Class C Shares	(17,410,856)	(4,816,801)
Class F Shares	(15,729,067)	(5,403,867)
Institutional Shares	(26,506,892)	(9,573,619)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(99,879,599)	(33,953,888)
Share Transactions:
Proceeds from sale of shares	175,836,562	359,553,151
Net asset value of shares issued to shareholders in payment of distributions declared	92,991,254	31,698,961
Cost of shares redeemed	(295,617,911)	(298,326,120)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,790,095)	92,925,992
Change in net assets	(54,498,649)	56,306,255
Net Assets:
Beginning of period	1,641,422,236	1,585,115,981
End of period	$1,586,923,587	$1,641,422,236
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for class C shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
Semi-Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $627,182 is disclosed in various locations in Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$755,290
Class B Shares	22,908
Class C Shares	352,380
Class F Shares	307,476
TOTAL	$1,438,054
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in
Semi-Annual Shareholder Report

the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2019, the Fund had no outstanding futures contracts.
The average notional value short futures contracts held by the Fund throughout the period was $6,568,071. This is based on amounts held as of each month end throughout the six month fiscal period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Tuscaloosa County, AL IDA (Hunt Refining Co.), Gulf Opportunity Zone Refunding Bonds (Series 2019A), 5.250%, 5/1/2044	4/17/2019	$985,000	$1,055,191
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$700,967	$709,449
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$505,096	$546,785
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,508,425	$1,626,180
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,171,386	$1,238,773
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,127,637	$1,205,246
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	3/13/2015	$1,516,769	$1,591,785
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,682,065	$4,314,663
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,113,931	$4,140,000
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,068,075	$1,065,610
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,689,825
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,509,465	$1,643,340
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Security	Acquisition Date	Acquisition Cost	Market Value
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2036	8/22/2016 – 8/23/2016	$1,941,996	$1,896,243
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,130	$2,273,520
Public Finance Authority, WI Revenue (Maryland Proton Treatment Center), Senior Revenue Bonds (Series 2018A-1), (Original Issue Yield: 6.470%), 6.375%, 1/1/2048	8/16/2018 - 8/24/2018	$2,263,137	$2,404,698
Option Contracts
The Fund buys or sells put and call options to manage currency, duration, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At April 30, 2019, the Fund had no outstanding options contracts.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Equity contracts	Interest Rate Contracts	Total
Purchased Options[1]	$(189,351)	$—	$(189,351)
Futures Contracts	—	(1,774,003)	(1,774,003)
Written Options	15,190	—	15,190
TOTAL	$(174,161)	$(1,774,003)	$(1,948,164)
1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,018,396	$50,179,664	8,860,715	$120,443,279
Shares issued to shareholders in payment of distributions declared	2,944,419	36,542,612	951,196	12,893,600
Shares redeemed	(7,820,881)	(97,642,657)	(7,781,136)	(105,614,405)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(858,066)	$(10,920,381)	2,030,775	$27,722,474

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	13,373	$162,639	39,235	$531,306
Shares issued to shareholders in payment of distributions declared	83,693	1,037,283	21,941	297,350
Shares redeemed	(220,463)	(2,758,945)	(392,713)	(5,319,301)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(123,397)	$(1,559,023)	(331,537)	$(4,490,645)
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	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,676,282	$20,787,082	3,542,995	$48,043,080
Shares issued to shareholders in payment of distributions declared	1,236,302	15,311,434	317,518	4,301,584
Shares redeemed	(4,108,216)	(51,070,200)	(6,722,059)	(91,183,473)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,195,632)	$(14,971,684)	(2,861,546)	$(38,838,809)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,125,627	$14,073,293	2,948,870	$40,071,657
Shares issued to shareholders in payment of distributions declared	1,261,294	15,653,882	395,433	5,360,048
Shares redeemed	(1,816,806)	(22,611,671)	(1,638,712)	(22,206,018)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	570,115	$7,115,504	1,705,591	$23,225,687

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,310,764	$90,633,884	11,072,828	$150,463,829
Shares issued to shareholders in payment of distributions declared	1,970,517	24,446,043	652,957	8,846,379
Shares redeemed	(9,814,584)	(121,534,438)	(5,459,079)	(74,002,923)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(533,303)	$(6,454,511)	6,266,706	$85,307,285
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,140,283)	$(26,790,095)	6,809,989	$92,925,992
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $1,465,797,586. The net unrealized appreciation of investments for federal tax purposes was $113,995,083. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $134,447,226 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,452,143.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the Adviser waived $623,693 of its fee.
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Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser's fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2019, the Sub-Adviser earned a fee of $1,099,037.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$68,723
Class C Shares	1,057,140
TOTAL	$1,125,863
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2019, FSC retained $211,929 of fees paid by the Fund. For the six months ended April 30, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2019, FSC retained $52,871 in sales charges from the sale of Class A Shares. FSC also retained $17,241, $31,329, $17,880, and $34,008 relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended April 30, 2019, FSSC received $27,529 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.00%, 1.75%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $138,133,243 and $174,549,722, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2019, the Fund's expenses were reduced by $3,489 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$500,343,846
Sales	$520,173,420
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,049.40	$5.08
Class B Shares	$1,000	$1,045.50	$8.88
Class C Shares	$1,000	$1,044.70	$8.87
Class F Shares	$1,000	$1,049.40	$5.08
Institutional Shares	$1,000	$1,049.90	$3.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75
Class F Shares	$1,000	$1,019.84	$5.01
Institutional Shares	$1,000	$1,021.08	$3.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%
Institutional Shares	0.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
federated muni and stock advantage fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
Semi-Annual Shareholder Report

net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report

The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Muni and Stock Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C829
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
30216 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019